Stock Option Plan	12 Months Ended
Dec. 31, 2011
Stock Option Plan [Abstract]
Stock Option Plan
(19)	Stock Option Plan

In April 1999, the stockholders of the Company approved the Wilson Bank Holding Company 1999 Stock Option Plan (the “1999 Stock Option Plan”). The Stock Option Plan provides for the granting of stock options, and authorizes the issuance of common stock upon the exercise of such options, for up to 200,000 shares of common stock, to officers and other key employees of the Company and its subsidiaries. Furthermore, the Company may reserve additional shares for issuance under the Stock Option Plan as needed in order that the aggregate number of shares that may be issued during the term of the Stock Option Plan is equal to five percent (5%) of the shares of common stock then issued and outstanding.

In April 2009, the Company’s shareholders approved the Wilson Bank Holding Company 2009 Stock Option Plan (the “2009 Stock Option Plan”). The 2009 Stock Option Plan is effective as of April 14, 2009 and replaces the 1999 Stock Option Plan which expired on April 13, 2009. Under the 2009 Stock Option Plan, awards may be in the form of options to acquire common stock of the Company. Subject to adjustment as provided by the terms of the 2009 Stock Option Plan, the maximum number of shares of common stock with respect to which awards may be granted under the 2009 Stock Option Plan is 75,000 shares. As of December 31, 2011, the Company has granted 23,750 options to employees pursuant to the 2009 Stock Option Plan.

Under the 2009 Stock Option Plan, stock option awards may be granted in the form of incentive stock options or nonstatutory stock options and are generally exercisable for up to ten years following the date such option awards are granted. Exercise prices of incentive stock options must be equal to or greater than 100% of the fair market value of the common stock on the grant date.

The fair value of each grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions used for grants in 2011, 2010 and 2009:

	September 30,	September 30,	September 30,
	2011	2010	2009

Expected dividends	1.12%	2.37%	2.24%
Expected term (in years)	7.75	7.75	7.75
Expected volatility	25%	15%	15%
Risk-free rate	2.74%	3.39%	2.07%

The expected volatility is based on historical volatility adjusted for consideration of other relevant factors. The risk-free interest rates for periods within the contractual life of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The dividend yield assumption is based on the Company’s history and expectation of dividend payouts.

A summary of the stock option activity for 2011, 2010 and 2009 is as follows:

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	53,892	$29.46	41,370	$24.73	66,586	$18.19
Granted	4,500	39.88	19,250	37.75	6,250	35.75
Exercised	(5,284)	20.76	(3,659)	20.92	(29,630)	12.54
Forfeited or expired	(400)	23.63	(3,069)	26.85	(1,836)	21.72

Outstanding at end of year	52,708	$31.24	53,892	$29.46	41,370	$24.73

Options exercisable at year end	13,227	$25.00	11,574	$21.81	9,851	$21.12

The following table summarizes information about fixed stock options outstanding at December 31, 2011:

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	Options Outstanding			Options Exercisable
			Weighted			Weighted
		Weighted	Average		Weighted	Average
Range of	Number	Average	Remaining	Number	Average	Remaining
Exercise	Outstanding	Exercise	Contractual	Exercisable	Exercise	Contractual
Prices	at 12/31/11	Price	Term	at 12/31/11	Price	Term

$ 11.46—$ 17.19	7,059	$16.14	.7 years	4,788	$16.08	.7 years
$ 17.20—$ 25.79	6,872	$22.76	2.8 years	2,532	$23.47	3.0 years
$ 25.80—$ 41.25	38,777	$35.49	7.2 years	5,907	$32.89	6.2 years

	52,708			13,227

Aggregate intrinsic value (in thousands)	$528			$215

The weighted average fair value at the grant date of options granted during the years 2011, 2010 and 2009 was $11.53, $6.01 and $4.68, respectively. The total intrinsic value of options exercised during the years 2011, 2010 and 2009 was $108,000, $67,000 and $732,000, respectively.

As of December 31, 2011, there was $173,000 of total unrecognized cost related to non-vested share-based compensation arrangements granted under the Company’s stock option plans. The cost is expected to be recognized over a weighted-average period of 4.4 years.